Consolidated Statements of Equity (USD $)	Total	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit	Non-Controlling Interest in Subsidiary	Cash	Cash Common Stock	Cash Additional Paid-in Capital	Debt	Debt Common Stock	Debt Additional Paid-in Capital	Series D Preferred Stock	Series D Preferred Stock Common Stock	Series D Preferred Stock Additional Paid-in Capital	Series C Preferred Stock	Series C Preferred Stock Common Stock	Series C Preferred Stock Additional Paid-in Capital	Series C Preferred Stock Accumulated Deficit	Contribution of Nonmonetary Assets to Charitable Organization	Contribution of Nonmonetary Assets to Charitable Organization Common Stock	Contribution of Nonmonetary Assets to Charitable Organization Additional Paid-in Capital	Series E Preferred Stock	Series E Preferred Stock Accumulated Deficit
Beginning Balance at Dec. 31, 2007	$ 3,316,194	$ 100	$ 4,826	$ 34,063,506		$ (30,752,238)
Beginning Balance (in shares) at Dec. 31, 2007		10,000	4,826,055
Exercise of stock options (in shares)			2,500
Exercise of stock options	1,875		2	1,873
Share-based compensation (in shares)			523,701
Share-based compensation	3,884,771		524	3,884,247
Shares issued (in shares)									2,359,221			3,529
Shares issued								2,896,760	2,359	2,894,401	5,647	4	5,643
Net loss attributable to NeoStem, Inc.	(9,242,071)					(9,242,071)
Ending Balance at Dec. 31, 2008	863,176	100	7,715	40,849,670		(39,994,309)
Ending Balance (in shares) at Dec. 31, 2008		10,000	7,715,006
Share-based compensation (in shares)			2,795,808
Share-based compensation	12,323,997		2,795	12,321,202
Warrants issued with Series D Preferred stock	7,931,772			7,931,772
Conversions of preferred Stock (in shares)															12,932,510
Conversions of preferred Stock														7,737,448	12,933	7,724,515
Acquisition of CBH non- controlling interest	33,698,183						33,698,183
Beneficial conversion feature of Series C Preferred				5,542,536		(5,542,536)
Exchange of exisitng CBH Warrants for Series E Warrants	590,790			590,790
Issuance of common stock in connection with CBH Merger (in shares)			13,750,167
Issuance of common stock in connection with CBH Merger	20,762,756		13,750	20,749,006
Dividends on preferred stock																	(69,453)			(69,453)
Foreign currency translation	(56,504)				(56,504)
Net income attributable to non- controlling interest	220,865						220,865
Net loss attributable to NeoStem, Inc.	(26,170,653)					(26,170,653)
Ending Balance at Dec. 31, 2009	57,832,377	100	37,193	95,709,491	(56,504)	(71,776,951)	33,919,048
Ending Balance (in shares) at Dec. 31, 2009		10,000	37,193,491
Exercise of stock options (in shares)			90,000
Exercise of stock options	140,100		90	140,010
Exercise of warrants (in shares)			2,025,000
Exercise of warrants	2,961,750		2,025	2,959,725
Share-based compensation (in shares)			349,517
Share-based compensation	7,564,993		350	7,564,643
Shares issued (in shares)									15,326,998													150,000
Shares issued								21,425,538	15,327	21,410,211											298,500	150	298,350
Conversions of preferred Stock (in shares)																		9,086,124
Conversions of preferred Stock																	13,720,048	9,086	13,710,962
Dividends on preferred stock																	(153,469)			(153,469)				(84,494)	(84,494)
Receipt of treasury shares	(656,278)		(408)	(655,870)
Foreign currency translation	2,835,570				2,835,570
Net income attributable to non- controlling interest	3,908,690						3,908,690
Net loss attributable to NeoStem, Inc.	(23,305,706)					(23,305,706)
Ending Balance at Dec. 31, 2010	$ 86,487,619	$ 100	$ 63,813	$ 141,137,522	$ 2,779,066	$ (95,320,620)	$ 37,827,738
Ending Balance (in shares) at Dec. 31, 2010		10,000	64,221,130